Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total	Series A Preferred Stock (Vaporin Inc) [Member]	Series B Preferred Stock (Vaporin Inc) [Member]	Series C Preferred Stock (Vaporin Inc) [Member]	Series E Preferred Stock (Vaporin Inc) [Member]	Common Stock (Vaporin Inc) [Member]	Additional Paid-In Capital (Vaporin Inc) [Member]	Accumulated Deficit (Vaporin Inc) [Member]	Non-Controlling Interest (Vaporin Inc) [Member]	Total Stockholders' Equity (Vaporin Inc) [Member]
Balance at Dec. 31, 2012	$ 2,407	$ 1,695,155	$ (2,181,006)	$ (483,444)
Balance, shares at Dec. 31, 2012	2,407,633
Issuance of common stock for services	$ 4	86,996		87,000
Issuance of common stock for services, shares	4,000
Issuance of common stock in connection with exercise of stock options	$ 9	70,291		$ 70,300
Issuance of common stock in connection with exercise of stock options, shares	8,660			(8,000)
Stock-based compensation expense		48,239		$ 48,239
Discount on convertible notes to related parties		98,970		98,970
Issuance of common stock for cash, net of offering costs	$ 667	9,124,436		9,125,103
Number of common stock shares issued	666,668
Issuance of common stock upon conversion of debt	$ 156	1,704,331		1,704,487
Issuance of common stock upon conversion of debt, shares	155,945
Induced conversion expense		299,577		(299,577)
NET (LOSS) INCOME			$ 801,352	801,352
Balance at Dec. 31, 2013	$ 3,243	13,127,995	(1,379,654)	11,751,584					$ 70	$ 349,930	$ (306,819)		$ 43,181
Balance, shares at Dec. 31, 2013	3,242,906								700,000
Issuance of common stock for services	$ 80	1,602,853		1,602,933					$ 36	1,294,459			1,294,495
Issuance of common stock for services, shares	80,000								363,250
Recapitalization of the company					$ 6				$ 188	66,026			66,220
Recapitalization of the company, shares					60,000		2,000		1,883,250
Issuance of common stock - private placement						$ 10			$ 82	4,357,378			4,357,470
Issuance of common stock - private placement, shares						100,000			820,993
Series E issued in connection with an acquisition										3,142,854			$ 3,142,854
Series E issued in connection with an acquisition, shares								2
Conversion of Series E into common shares									$ 57	(57)
Conversion of Series E into common shares, shares								(2)	571,428
Reclassification of derivative liability to equity										90,064			$ 90,064
Stock based compensation in connection with restricted stock grants										1,239,130			1,239,130
Stock based compensation in connection with stock option grants										3,284			$ 3,284
Shares issued for conversion of preferred stock					$ (6)				$ 51	$ (45)
Shares issued for conversion of preferred stock, shares					$ (60,000)		$ (450)		$ 510,000
Non-Controlling interest in subsidiary
Issuance of common stock in connection with exercise of stock options	$ 1	4,999		$ 5,000
Issuance of common stock in connection with exercise of stock options, shares	1,000			(1,000)
Stock-based compensation expense		163,646		$ 163,646
Issuance of common stock upon conversion of debt									$ 5	$ 321,395			$ 321,400
Issuance of common stock upon conversion of debt, shares									44,333
Induced conversion expense
Offering costs incurred in 2014 pertaining to December 2013 offering		(109,104)		$ (109,104)
Issuance of common stock in connection with cashless exercise of warrants	$ 28	(28)
Issuance of common stock in connection with cashless exercise of warrants, shares	28,477
Discount on senior convertible notes		1,250,000		1,250,000
NET (LOSS) INCOME			(13,852,249)	(13,852,249)							$ (6,196,084)	$ (5,015)	(6,201,099)
Balance at Dec. 31, 2014	$ 3,352	16,040,361	$ (15,231,903)	$ 811,810		$ 10			$ 489	$ 10,864,408	$ (6,502,903)	$ (5,005)	$ 4,356,999
Balance, shares at Dec. 31, 2014	3,352,382					100,000	1,550		4,893,254
Issuance of common stock in connection with exercise of stock options, shares
Issuance of common stock in connection with the Merger (See Note 4)	$ 2,718	17,025,681		$ 17,014,807
Issuance of common stock in connection with the Merger (See Note 4), shares	2,718,307
Issuance of common stock and warrants in connection with private placement	$ 687	2,941,273		2,941,960
Issuance of common stock and warrants in connection with private placement, shares	686,463
Contribution of note and interest payable to Vaporin to capital in connection with the Merger		354,029		$ 354,029
Cancellation of common stock as a result of early termination of consulting agreement	$ (30)	30
Cancellation of common stock as a result of early termination of consulting agreement, shares	(30,000)
Stock-based compensation expense		$ 364,576		$ 364,576
NET (LOSS) INCOME			$ (3,981,196)	(3,981,196)
Balance at Mar. 31, 2015	$ 6,727	$ 36,725,950	$ (19,213,099)	$ 17,519,578
Balance, shares at Mar. 31, 2015	6,727,152